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AMERICAN
EXPRESS
Financial
Direct

Strategist Income Fund, Inc.

1997 Annual Report



Strategist Government Income Fund

Strategist High Yield Fund

Strategist Quality Income Fund
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Table of contents

From the portfolio managers......................................1
The Fund's long-term performance.................................7
Independent auditors, report (Strategist Income Fund)...........11
Financial statements (Strategist Income Fund)...................12
Notes to financial statements (Strategist Income Fund)..........15
Independent auditor's report (Government Income Portfolio)......22
Financial statements (Government Income Portfolio)..............23
Notes to financial statements (Government Income Portfolio).....26
Investments in securities (Government Income Portfolio).........31
Independent auditor's report (High Yield Portfolio).............39
Financial statements (High Yield Portfolio).....................40
Notes to financial statements (High Yield Portfolio)............43
Investments in securities (High Yield Portfolio)................48
Independent auditor's report (Quality Income Portfolio).........73
Financial statements (Quality Income portfolio).................74
Notes to financial statements (Quality Income Portfolio ).......77
Investments in securities (Quality Income Portfolio)............82
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From the portfolio manager

Picture of Jim Snyder, Portfolio manager

It was an up-and-down year in the bond market over the 12 months of the Fund's fiscal year. While this presented a challenging environment, Strategist Government Income Fund was able to make timely portfolio shifts to take advantage of trends in the market. As a result for fiscal year (ending on May 31, 1997), the Fund delivered a total return of 7.6%.

The period began after a sharp drop-off in the bond market had begun. But by mid-1996, bonds began to react positively to news of moderate economic growth and continued low inflation. Interest rates headed lower, while bond prices, which move in the opposite direction of interest rates, responded by rising steadily through the fall.

There was little positive news in the bond market after that point. Although inflation data did not appear to show any serious acceleration in the cost of living, a pickup in the country's economic growth drove interest rates higher for several months. Bond investors are concerned that a fast-growing economy will fuel inflation, forcing the Federal Reserve to boost interest rates. While no serious threat materialized, the market maintained its negative stance. Except for a brief reversal in April, bond prices suffered a decline for much of the rest of the Fund's fiscal year.

Bright Spots

The Fund's exposure to mortgage-backed and U.S. Treasury securities provided the greatest boon to the Fund. In fact, much of the gain from the treasury market came through the use of options. That gain was offset, however, by losses in futures contracts. For a time, mortgage-backed securities made up close to 90% of the portfolio. However, I reduced that exposure to about 50% of the Fund's assets as the period progressed, because there seemed to be little potential for additional price appreciation from that segment of the market. Instead, I focused more assets on intermediate-term Treasury bonds and reduced the portfolio's duration. The shorter the duration, the less that swings in interest rates will affect the value of the portfolio.

Strategist Income Fund, Inc.
Page 4

I'm entering the current fiscal year with the same approach. Interest rates run the risk of rising modestly in the early months of the period, so I will maintain a relatively defensive posture in the portfolio. The emphasis will be on generating investment income, as price appreciation will be elusive if interest rates rise. As the investment environment improves, I'll position the portfolio more aggressively.

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From the portfolio manager

picture of Jack Utter, Portfolio manager

A healthy economy and positive news on the inflation front helped
Strategist High Yield Fund enjoy a productive period during the past fiscal year that provided shareholders with a total return of 11.4% (ending on May 31, 1997).

For several years, high-yield bonds, which are bonds with lower grades based on judgments of independent bond rating agencies, have been outperforming the bond market as a whole. That was the case again during the past 12 months, although to a somewhat lesser extent than was the case in previous years. One of the most important elements supporting this trend is a favorable economy. A strong economy typically is bullish for high-yield bonds. That's because these bonds are more susceptible to default. However, defaults are less common in a strong economy, as companies are better able to make principal and interest payments on a timely basis.

Individual selection supports performance

Much of the Fund's performance was derived from a focus on "B-rated" bonds. These bonds are considered a step in quality below "BB" bonds, which are the most credit-worthy bonds in the high-yield category. "B" bonds provide a slightly higher yield as a tradeoff for higher credit risk.

The Fund benefited from our solid internal research, which helped us identify higher-yielding "B" bonds while experiencing few credit problems. In a credit sensitive sector like the high-yield bond market, the experience and ability of our investment analysts has made a big difference for the Fund.

Fund performance benefited from strong returns in the telecommunications and media sectors of the bond market. These represent two of the largest concentrations in the Fund, and both provided above-average returns, particularly in the early part of the Fund's fiscal year.

About 5% of the Fund is devoted to bonds from emerging market countries such as Indonesia, Venezuela, Mexico, Brazil, Argentina and Russia. Although representing only a small piece of the Fund, the consistently high returns of these bonds fueled the Fund's performance.

Strategist Income Fund, Inc.

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Outlook remains positive

At the time of this writing (July 1997), the economy is still moving in a favorable direction for high-yield bonds, Growth is solid, inflation is under control and demand for low-grade bonds remain strong. Those factors indicate that this Fund remains well positioned for the coming months. However, given my concern about the possibility of rising interest rates over the next 12 months, I have structured the portfolio a bit more defensively. As a result, I anticipate a reasonably good return in the months ahead.

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From the portfolio manager

picture of Ray Goodner, Portfolio Manager

A choppy bond market over the past twelve months made for a challenging environment. But in the fiscal year for Strategist
Quality Income Fund (ending on May 31, 1997), we delivered a total return of 8.3%.

The year started quietly in the summer of 1996, with little dramatic movement in the bond market. Things turned positive in the fall, as interest rates began to drop amid reports of moderating economic growth and ongoing low inflation. This decline in interest rates resulted in rising values for bonds, which gave the Fund a solid boost.

A change in direction

After November, the bond market began to shift. Reports surfaced that the economy was growing at a faster pace than expected. Many investors in the bond market became jittery about the prospect that a fast-growing economy would soon result in accelerated inflation. This despite the fact that all available data showed inflation remaining in check. In the first quarter of 1997, the bond market continued to lose value as interest rates steadily increased. In late March, things began to turn around again. The bond market was encouraged by reports that Congress and the president would join forces to balance the federal budget. Bonds made a moderate comeback in the spring.

Positioning for the market

I structured the Fund to take advantage of the market's movement. In the fall of 1996, the portfolio was designed with a longer duration. This strategy makes the Fund more sensitive to interest rate moves. This is especially advantageous in periods when interest rates are declining, because lower interest rates mean higher bond prices. Over the winter, I structured a more defensive posture for the Fund. I shortened the porfolio's duration to limit the impact of rising interest rates. In addition, I purchased future contracts to provide some protection against downside risk. Cash levels were also kept higher than normal to mitigate the effect of a negative bond market.

Strategist Income Fund, Inc.

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The portfoio's mix includes a large concentration in U.S. treasury and government agency bonds. Bonds from U.S. companies make up the next largest holding, followed by foreign government bonds. I expect few changes to that structure in the coming year until the threat of higher interest rates has diminished.
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The Fund's long-term performance

How your $10,000 has grown in Strategist Government Income Fund
                                                                                                                        $10,759
                                                        Merrill Lynch                                                  Strategist
                                                          1-5 Year           Lehman Aggregate                          Government
                                                       Government Index         Bond Index                                Fund


$10,000


6/10/96  6/30/96   7/31/96   8/31/96   9/30/96   10/31/96   11/30/96   12/31/96   1/31/97   2/28/97   3/31/97   4/30/97  5/31/97

Average annual total return
(as of May 31, 1997)

1 year     5 years     10 years
+7.59%     +6.16%      +7.65%

Assumes: Holding period from 6/10/96 to 5/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $719. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Aggregate Bond Index and the Merrill Lynch 1 to 5 year Government Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, IDS Federal Income Fund (the predecessor fund) converted to a master\feeder structure and transferred all of its assets to Government Income Portfolio. The performance information in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed securities and mortgage backed securities. The index is frequently used as a general measure of bond market performance.


Strategist Income Fund, Inc.
Page 10

However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Merrill Lynch 1 to 5 year Government Index is made up of an unmanaged representative list of government bonds. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

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
How your $10,000 has grown in Strategist High Yield Fund
                                                                                                                            $11,140
                                                                                                                         Strategist
                                                                                                                         High Yield
                                                                                                                               Fund

                                                                       Lehman Aggregate
                                                                          Bond Index

$10,000

6/10/96   6/30/96   7/31/96   8/31/96   9/30/96   10/31/96   11/30/96   12/31/96   1/31/97   2/28/97   3/31/97   4/30/97   5/31/97

Average annual total return
(as of May 31, 1997)

1 year     5 years     10 years
+11.40%    +11.18%      +9.80%

Assumes: Holding period from 6/10/96 to 5/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $908. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. Your investment and retun values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996 IDS Extra Income Fund (the predecessor fund) converted to a master\feeder structure and transferred all of its assets to High Yield Portfolio. The performance information in the total return table represents Performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Strategist Income Fund, Inc.
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
How your $10,000 has grown in Strategist Quality Income Fund
                                                                                                                        $10,831
                                                                                                                       Strategist
                                                                                 Lehman Aggregate                    Quality Income
                                                                                    Bond Index                            Fund


6/10/96   6/30/96   7/31/96   8/31/96   9/30/96   10/31/96   11/30/96   12/31/96   1/31/97   2/28/97   3/31/97   4/30/97   5/31/97

Assumes: Holding period from 6/10/96 to 5/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $607. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996 IDS Selective Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Quality Income Portfolio. The performance information in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

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The financial statements contained in Post-Effective Amendment #2 to Registration Statement No. 33-60323 filed on or about July 30,
1997, are incorporated herein by reference.

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American Express Service Corporation, Distributor